Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

On November 20, 2025, the Company entered into (i) a subscription agreement with its wholly-owned subsidiary, Rich Bright Corporate Limited, and Dragon Port Developments Limited, one of the investment vehicles of Animoca Brands Corporation Limited, and (ii) a shareholders’ agreement among the same parties. Under the subscription agreement, and subject to the satisfaction of customary closing conditions, Rich Bright Corporate Limited agreed to issue and allot, and Animoca Brands Corporation Limited agreed to subscribe for, 4,900 class A preferred shares of Rich Bright Corporate Limited. Immediately upon completion, the Company will hold 5,100 ordinary shares (representing approximately 51% of the fully-diluted and as-converted share capital) of Rich Bright Corporate Limited.

On January 9, 2026, the Company entered into private placement subscription agreements with certain accredited investors in a private placement of 3,000,000 ordinary shares, no par value, at the purchase price of $13.0 per ordinary share. The gross proceeds of the Private Placement are expected to be approximately $39,000,000, before deducting offering expenses payable by the Company.

On January 9, 2026, the Company entered into a sale and purchase agreement (the “SPA”) with Serigne Khabane Lame, Dominant Action Limited, Pink13 Group Inc., Anhui Xiaoheiyang Network Technology Company Limited, Develop Master Limited and Ace Fantasy Limited (the “Vendors”), pursuant to which the Company intends to purchase the entire issued share capital of Step Distinctive Limited (the “Target Company”) at the consideration of $975,000,000, which shall be satisfied by way of issuance of 75,000,000 Ordinary Shares of the Company to the Vendors (the “Transaction”).

Pursuant to the SPA, the Transaction is conditional upon, among others, (i) completion of the valuation to the satisfaction of the Company of the Target Company at not less than US$900 million, (ii) the completion of a due diligence investigation in respect of the Target Company and its subsidiary; and (iii) the stock exchange having grant approval for dealing in the consideration share.

Except as disclosed above, there are no other material subsequent events that require recognition or disclosure in these consolidated financial statements.